Note 12 - Accrued Liabilities (Details) (USD $)	3 Months Ended			12 Months Ended
	Oct. 31, 2013		Apr. 30, 2013	Oct. 31, 2013		Oct. 31, 2012		Oct. 31, 2011
Note 12 - Accrued Liabilities (Details) [Line Items]
Loss Contingency Accrual, Period Increase (Decrease)				$ (5,600,000)
Gain (Loss) Related to Litigation Settlement			(1,300,000)	(42,488,000)	[1]	24,058,000	[1]	[1]
Litigation Settlement, Amount	5,000,000
Loss Contingency, Accrual, Current	2,612,000	[2]		2,612,000	[2]	8,321,000	[2]
Settlement Accrual For The Life Technologies Corporation (Life) Arbitration [Member]
Note 12 - Accrued Liabilities (Details) [Line Items]
Loss Contingency, Accrual, Current	9,500,000			9,500,000		9,500,000
Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member]
Note 12 - Accrued Liabilities (Details) [Line Items]
Loss Contingency, Accrual, Current						$ 32,000,000

[1]	Included in litigation settlement (gain) loss, net are the results of various litigation settlements disclosed in Note 27.
[2]	The FDA provision was established in fiscal 2007 to address certain U.S. Food and Drug Administration (FDA) issues related to the Company's discontinued bioanalytical operations in its Montreal, Canada, facilities. Although the bioanalytical operations were part of MDS Pharma Services, Nordion has retained this potential liability following the sale of Early Stage. The Company may, where appropriate, reimburse clients who have incurred or will incur third party audit costs or study re-run costs to complete the work required by the FDA and other regulators. Management regularly updates its analysis of this critical estimate based on all currently available information. In March 2013, the Company settled one of the two legal claims that the Company has been served with related to repeat study costs (Note 26). The settlement resulted in a release of $5.6 million of the FDA provision and a loss of $1.3 million (Note 20) in the second quarter of fiscal 2013 after taking into account the Company's litigation accruals and insurance coverage in relation to the claim. During the fourth quarter of fiscal 2013, the Company received $5.0 million in cash resulting from a successful claim against one of its insurers in this settlement matter and recorded a litigation gain for the same amount. As of October 31, 2013, management believes that the remaining provision of $2.6 million (October 31, 2012 - $8.3 million) is sufficient to cover any agreements reached with clients for study audits, study re-runs, and other related costs.